CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets Parenthetical
Accumulated depreciation	$ 370	$ 53
Current liabilities
Net of discount on related party	534,519
Noncurrent liabilities
Net of discount on related party	$ 58,438
STOCKHOLDERS' EQUITY
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, Authorized	10,000,000	10,000,000
Preferred stock, shares Issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, Authorized	500,000,000	500,000,000
Common stock, shares Issued	76,145,418	70,069,693
Common stock, shares outstanding	76,145,418	70,069,693